FINANCE INCOME	12 Months Ended
Jun. 30, 2020
Finance Income [Abstract]
FINANCE INCOME

ACCOUNTING POLICY

Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds, growth in the reimbursive right for environmental rehabilitation guarantees, dividends received and the unwinding of the Payments made under protest.

Amounts in R million	Note	2020	2019	2018

Interest on financial assets measured at amortised cost	13	63.1	17.0	21.8
Growth in cash and cash equivalents in environmental rehabilitation trust funds	12	33.3	30.5	7.5
Growth in reimbursive right for environmental rehabilitation guarantees	12	5.2	7.8	8.8
Dividends received	25	4.3	-	-
Unwinding of Payments made under protest	24	3.9	3.0	0.7
		109.8	58.3	38.8